BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 80.5%
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.9%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000		$896,813	(a)
Consolidated Communications Inc., Senior Secured Notes	6.500%	10/1/28	475,000		513,530	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	1,280,000		1,435,616	(b)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		225,393	(b)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		1,352,182	(a)(b)

Total Diversified Telecommunication Services					4,423,534

Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	555,000		536,030	(a)

Media - 2.7%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		1,496,062	(a)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	1,391,494	(a)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		812,890	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		829,766	(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000		282,557	(a)
TEGNA Inc., Senior Notes	4.625%	3/15/28	1,400,000		1,444,289	(b)

Total Media					6,257,058

Wireless Telecommunication Services - 1.0%
Switch Ltd., Senior Notes	4.125%	6/15/29	280,000		288,837	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,420,000		1,491,315
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	370,000		378,310	(a)

Total Wireless Telecommunication Services					2,158,462

TOTAL COMMUNICATION SERVICES					13,375,084

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 4.0%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	8,300,000		9,225,111	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 3.6%
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	605,000	$587,606	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	190,000	198,179	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	1,455,000	1,555,075	(a)(b)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	580,000	584,541	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	1,450,000	1,511,538	(a)(b)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	1,440,000	1,557,000	(a)(b)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	745,000	765,272	(a)(b)
Travel + Leisure Co., Senior Secured Notes	6.000%	4/1/27	1,475,000	1,601,282	(b)

Total Hotels, Restaurants & Leisure				8,360,493

Household Durables - 0.3%
KB Home, Senior Notes	4.000%	6/15/31	565,000	588,312	(b)

Leisure Products - 0.3%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	730,000	744,786	(a)

Specialty Retail - 2.3%
Carvana Co., Senior Notes	5.500%	4/15/27	590,000	611,387	(a)(b)
Gap Inc., Senior Secured Notes	8.875%	5/15/27	1,235,000	1,427,969	(a)(b)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	690,000	696,993	(a)
L Brands Inc., Senior Notes	6.625%	10/1/30	370,000	427,350	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	585,000	607,827	(a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,450,799	(a)(b)

Total Specialty Retail				5,222,325

TOTAL CONSUMER DISCRETIONARY				24,141,027

CONSUMER STAPLES - 2.6%
Food Products - 1.6%
BRF SA, Senior Notes	3.950%	5/22/23	1,225,000	1,270,717	(a)(b)
JBS USA Food Co., Senior Notes	7.000%	1/15/26	625,000	662,978	(a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	630,000	619,762	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,115,000	1,127,098	(a)(b)

Total Food Products				3,680,555

Household Products - 0.8%
Central Garden & Pet Co., Senior Notes	4.125%	4/30/31	1,685,000	1,723,865	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Personal Products - 0.2%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	475,000	$503,643	(a)

TOTAL CONSUMER STAPLES				5,908,063

ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Antero Resources Corp., Senior Notes	8.375%	7/15/26	650,000	736,203	(a)
Apache Corp., Senior Notes	4.875%	11/15/27	710,000	764,070
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	1,425,000	1,455,281	(a)(b)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,390,729	(a)(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	1,710,000	1,756,922	(c)
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,635,787	(a)(b)
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	2,445,000	3,237,350	(b)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,535,000	1,527,325	(b)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	1,405,000	1,716,200	(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	3,730,000	3,680,578
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,905,000	1,712,024
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,423,550	(a)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,375,000	1,437,899	(b)

TOTAL ENERGY				22,473,918

FINANCIALS - 17.1%
Banks - 4.7%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	10,187,107	(b)
Natwest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	700,000	718,375	(d)(e)

Total Banks				10,905,482

Capital Markets - 10.5%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	17,796,583
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,160,026	(b)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	3,753,776	(a)
XP Inc., Senior Notes	3.250%	7/1/26	1,375,000	1,346,194	(a)

Total Capital Markets				24,056,579

Consumer Finance - 1.6%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,485,000	3,716,707

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	730,000	$734,592

TOTAL FINANCIALS				39,413,360

HEALTH CARE - 4.2%
Health Care Providers & Services - 0.6%
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	592,822	(a)(b)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	905,000	924,231	(a)(b)

Total Health Care Providers & Services				1,517,053

Pharmaceuticals - 3.6%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,394,000	1,424,494	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,360,000	1,354,859	(a)(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	650,000	675,048	(a)(b)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,485,000	1,473,885	(a)(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,385,000	1,522,738
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,815,000	1,743,942	(b)

Total Pharmaceuticals				8,194,966

TOTAL HEALTH CARE				9,712,019

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
Boeing Co., Senior Notes	5.040%	5/1/27	3,065,000	3,546,256

Airlines - 2.3%
Air Canada Pass-Through Trust	5.250%	4/1/29	212,733	231,605	(a)
Delta Air Lines Inc./SkyMiles IP Ltd.,
Senior Secured Notes	4.750%	10/20/28	3,280,000	3,668,891	(a)
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	1,390,000	1,386,553	(a)(b)

Total Airlines				5,287,049

Commercial Services & Supplies - 0.9%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	618,054	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	1,375,000	1,431,292	(a)(b)

Total Commercial Services & Supplies				2,049,346

Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	300,000	308,970	(a)

Electrical Equipment - 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	480,000	514,238	(a)(b)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	2,425,000	$2,552,312	(b)

Marine - 0.5%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	1,140,000	1,240,708	(a)(b)

Road & Rail - 0.3%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	590,000	638,716	(a)

Trading Companies & Distributors - 0.2%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	500,000	530,533	(a)(b)

TOTAL INDUSTRIALS				16,668,128

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 3.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	1,431,047	(a)(b)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	535,622	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,429,938	(a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,315,500	(a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,352,481	(a)(b)

Total Communications Equipment				7,064,588

Electronic Equipment, Instruments & Components - 1.5%
Jabil Inc., Senior Notes	3.600%	1/15/30	3,275,000	3,558,053

IT Services - 0.2%
Square Inc., Senior Notes	3.500%	6/1/31	565,000	587,891	(a)

Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc., Senior Notes	4.375%	4/15/28	750,000	790,121	(a)(b)
Entegris Inc., Senior Notes	3.625%	5/1/29	330,000	338,707	(a)
Synaptics Inc., Senior Notes	4.000%	6/15/29	285,000	289,329	(a)

Total Semiconductors & Semiconductor Equipment				1,418,157

Software - 0.8%
Elastic NV, Senior Notes	4.125%	7/15/29	335,000	336,688	(a)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,410,000	1,417,128	(a)

Total Software				1,753,816

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 1.4%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,870,000	$1,915,619	(a)(b)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000	1,228,464

Total Technology Hardware, Storage & Peripherals				3,144,083

TOTAL INFORMATION TECHNOLOGY				17,526,588

MATERIALS - 9.0%
Chemicals - 2.0%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,340,000	1,388,803	(a)(b)
Braskem Netherlands Finance BV, Senior Notes (8.500% to 1/23/26 then 5 year Treasury Constant Maturity Rate + 8.220%)	8.500%	1/23/81	1,440,000	1,663,416	(a)(b)(e)
Tronox Inc., Senior Notes	4.625%	3/15/29	280,000	285,250	(a)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	1,200,000	1,274,622	(a)(b)

Total Chemicals				4,612,091

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	730,000	754,455	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,430,000	1,462,014	(a)(b)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	1,465,000	1,551,098	(a)(b)

Total Containers & Packaging				3,767,567

Metals & Mining - 5.4%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	1,645,000	1,734,702	(a)
Arconic Corp., Secured Notes	6.125%	2/15/28	555,000	591,805	(a)(b)
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	720,000	792,659	(a)(b)
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	2,840,000	2,999,750	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	640,000	652,800	(a)(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	3,168,390	(a)(b)
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000	107,957	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	2,180,000	2,246,097	(a)(b)

Total Metals & Mining				12,294,160

TOTAL MATERIALS				20,673,818

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000		$1,188,266	(a)(b)
Sunac China Holdings Ltd., Senior Secured Notes	8.350%	4/19/23	2,755,000		2,786,373	(c)
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000		871,131	(a)

Total Equity Real Estate Investment Trusts (REITs)					4,845,770

Real Estate Management & Development - 1.6%
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	2,825,000		3,047,469	(a)(b)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	575,000		603,764	(a)

Total Real Estate Management & Development					3,651,233

TOTAL REAL ESTATE					8,497,003

UTILITIES - 3.0%
Electric Utilities - 1.1%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	1,195,000		1,239,520	(a)(b)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000		958,767	(b)
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	330,000		301,481	(a)

Total Electric Utilities					2,499,768

Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		701,563	(b)

Independent Power and Renewable Electricity Producers - 1.6%
AES Corp., Senior Notes	3.300%	7/15/25	685,000		733,686	(a)(b)
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000		1,519,575	(b)
Clearway Energy Operating LLC, Senior Notes	3.750%	2/15/31	1,425,000		1,426,988	(a)(b)

Total Independent Power and Renewable Electricity Producers					3,680,249

TOTAL UTILITIES					6,881,580

TOTAL CORPORATE BONDS & NOTES (Cost - $168,640,644)					185,270,588

SOVEREIGN BONDS - 44.5%
Brazil - 10.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	63,555,000	BRL	12,647,603
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	51,605,000	BRL	10,343,068

Total Brazil					22,990,671

China - 0.5%
China Government Bond	2.680%	5/21/30	7,000,000	CNH	1,059,604

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 4.3%
Colombian TES, Bonds	7.250%	10/26/50	42,100,000,000	COP	$9,900,326

India - 8.5%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	19,594,465

Indonesia - 11.7%
Indonesia Treasury Bond	8.375%	9/15/26	50,000,000,000	IDR	3,932,584
Indonesia Treasury Bond	9.000%	3/15/29	120,400,000,000	IDR	9,777,907
Indonesia Treasury Bond	8.375%	3/15/34	69,800,000,000	IDR	5,452,965
Indonesia Treasury Bond	8.750%	2/15/44	96,900,000,000	IDR	7,791,570

Total Indonesia					26,955,026

Mexico - 9.4%
Mexican Bonos, Senior Notes	7.750%	11/13/42	421,500,000	MXN	21,563,786

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	300,000		310,122	(a)

TOTAL SOVEREIGN BONDS (Cost - $113,376,708)					102,374,000

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 20.1%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.095%	2/15/50	43,388,777		1,973,747	(e)
BANK, 2017-BNK4 XA, IO	1.388%	5/15/50	4,596,466		261,076	(e)
BBCMS Mortgage Trust, 2019-BWAY D (1 mo. USD LIBOR + 2.160%)	2.253%	11/15/34	2,705,000		2,631,977	(a)(e)
BBVA RMBS 2 FTA, 2007-2 C (3 mo. EURIBOR + 0.540%, 0.000% floor)	0.000%	9/17/50	2,000,000	EUR	2,079,143	(c)(e)
BX Commercial Mortgage Trust, 2018-IND D (1 mo. USD LIBOR + 1.300%)	1.393%	11/15/35	1,561,700		1,566,064	(a)(e)
Citigroup Commercial Mortgage Trust, 2014-GC23 D	4.484%	7/10/47	1,700,000		1,724,615	(a)(e)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.073%	5/15/36	2,500,000		2,508,902	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	7.839%	9/25/48	3,765,000		4,130,127	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 M2 (1 mo. USD LIBOR + 2.300%)	2.389%	10/25/48	2,150,000		2,169,972	(a)(e)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 M3 (1 mo. USD LIBOR + 2.400%)	2.489%	2/25/47	2,210,000		$2,250,020	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.539%	3/25/49	1,546,664		1,569,647	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	4.189%	3/25/31	2,000,000		2,075,086	(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	4.239%	8/25/31	3,000,000		3,091,581	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.189%	7/25/39	230,000		233,712	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.339%	1/25/40	1,025,000		1,027,103	(a)(e)
FREMF Mortgage Trust, 2019-K102 C	3.530%	12/25/51	2,580,000		2,746,916	(a)(e)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	1,200,000	EUR	860,210	(c)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	7,400,000	EUR	5,481,499	(c)(e)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.335%	6/12/44	1,686,939	EUR	1,937,813	(c)(e)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%, 0.000% floor)	0.000%	2/17/50	1,889,001	EUR	2,140,585	(c)(e)
Wells Fargo Commercial Mortgage Trust, 2012-LC5 D	4.757%	10/15/45	750,000		764,315	(a)(e)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	1,500,000		1,428,227	(a)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.400%	8/15/46	57,542,771		365,679	(e)
WF-RBS Commercial Mortgage Trust, 2014-LC14 D	4.586%	3/15/47	1,100,000		1,130,552	(a)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $44,591,749)					46,148,568

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 2.7%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,070,000		$3,154,425	(b)

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	1,725,000		1,478,912	(a)

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	1,475,000		1,548,750	(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,701,902)					6,182,087

ASSET-BACKED SECURITIES - 0.1%
Park Place Securities Inc. Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%) (Cost - $309,163)	0.779%	5/25/35	308,684		309,206	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $332,620,166)					340,284,449

SHORT-TERM INVESTMENTS - 3.6%
SOVEREIGN BONDS - 1.3%
Egypt Treasury Bills (Cost - $3,051,791)	9.007%	9/14/21	48,500,000	EGP	3,055,526	(g)

			SHARES
MONEY MARKET FUNDS - 2.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $5,212,531)	0.010%		5,212,531		5,212,531	(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,264,322)					8,268,057

TOTAL INVESTMENTS - 151.5% (Cost - $340,884,488)					348,552,506

Mandatory Redeemable Preferred Stock, at Liquidation Value - (26.1)%					(60,000,000)
Other Liabilities in Excess of Other Assets - (25.4)%					(58,416,316)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%					$230,136,190

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Rate shown represents yield-to-maturity.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $5,212,531 and the cost was $5,212,531 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
USD	— Unified School District

At July 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,516,052	INR	701,000,000	Barclays Bank PLC	8/9/21	$105,156
USD	10,361,798	INR	779,000,000	Barclays Bank PLC	8/9/21	(96,244)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	11

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,832,490	HUF	3,220,000,000	Citibank N.A.	8/10/21	$186,734
HUF	3,220,000,000	USD	11,217,558	JPMorgan Chase & Co.	8/10/21	(571,802)
USD	21,581,664	MXN	435,300,000	Citibank N.A.	8/13/21	(245,266)
ZAR	202,400,000	USD	14,581,754	Citibank N.A.	8/17/21	(797,933)
USD	14,022,544	ZAR	202,400,000	HSBC Securities Inc.	8/17/21	238,723
GBP	1,920,000	USD	2,707,724	HSBC Securities Inc.	8/19/21	(38,802)
GBP	11,010,000	USD	15,527,106	HSBC Securities Inc.	8/19/21	(222,508)
RUB	832,000,000	USD	11,118,535	Citibank N.A.	8/26/21	204,935
RUB	940,000,000	USD	12,960,155	Citibank N.A.	8/26/21	(166,811)
USD	11,194,833	RUB	832,000,000	Citibank N.A.	8/26/21	(128,637)
TRY	112,100,000	USD	12,790,671	JPMorgan Chase & Co.	9/8/21	245,311
TRY	186,100,000	USD	20,775,886	JPMorgan Chase & Co.	9/8/21	865,472
USD	20,554,905	TRY	186,100,000	JPMorgan Chase & Co.	9/8/21	(1,086,453)
CLP	3,620,000,000	USD	5,022,448	HSBC Securities Inc.	10/1/21	(260,689)
THB	200,000,000	USD	6,118,079	JPMorgan Chase & Co.	10/7/21	(35,053)
USD	22,464,752	BRL	119,180,000	HSBC Securities Inc.	10/20/21	(165,007)
EUR	7,530,000	USD	8,901,816	Citibank N.A.	10/26/21	46,144
USD	12,093,702	EUR	10,230,000	Citibank N.A.	10/26/21	(62,689)
USD	27,343,824	EUR	23,130,000	Citibank N.A.	10/26/21	(141,740)
USD	25,977,207	IDR	381,800,000,000	JPMorgan Chase & Co.	10/28/21	(241,719)
COP	39,860,000,000	USD	10,244,943	JPMorgan Chase & Co.	10/29/21	(14,655)

Total						$(2,383,533)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

At July 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	$2,390,000	6/20/22	0.447%	5.000% quarterly	$97,902	$89,043	$8,859
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	2,390,000	6/20/22	0.487%	5.000% quarterly	97,014	83,653	13,361
Goldman Sachs Group Inc. (Talen Energy Supply LLC, 6.500%, due 6/1/25)	1,245,000	6/20/22	16.759%	1.000% quarterly	(157,228)	(69,622)	(87,606)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	1,485,000	6/20/23	1.269%	1.000% quarterly	(7,528)	(37,241)	29,713
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	1,625,000	6/20/25	2.204%	1.000% quarterly	(72,848)	(132,543)	59,695
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	815,000	6/20/22	0.248%	1.000% quarterly	5,526	(11,245)	16,771

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report	13

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$1,210,000	6/20/22	0.248%	1.000% quarterly	$8,204	$(16,705)	$24,909
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	0.356%	1.000% quarterly	8,596	(11,361)	19,957

Total	$12,110,000				$(20,362)	$(106,021)	$85,659

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

15

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$185,270,588	—	$185,270,588
Sovereign Bonds	—	102,374,000	—	102,374,000
Collateralized Mortgage Obligations	—	46,148,568	—	46,148,568
Convertible Bonds & Notes	—	6,182,087	—	6,182,087
Asset-Backed Securities	—	309,206	—	309,206

Total Long-Term Investments	—	340,284,449	—	340,284,449

Short-Term Investments†:
Sovereign Bonds	—	3,055,526	—	3,055,526
Money Market Funds	$5,212,531	—	—	5,212,531

Total Short-Term Investments	5,212,531	3,055,526	—	8,268,057

Total Investments	$5,212,531	$343,339,975	—	$348,552,506

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,892,475	—	$1,892,475
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	217,242	—	217,242

Total Other Financial Instruments	—	$2,109,717	—	$2,109,717

Total	$5,212,531	$345,449,692	—	$350,662,223

17

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,276,008	—	$4,276,008
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	237,604	—	237,604

Total	—	$4,513,612	—	$4,513,612

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$25,122,783	25,122,783	$19,910,252	19,910,252	—	$80	—	$5,212,531

18